Oct-24-02 02:24pm From- T-670 P.003/003 F-242

Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

02059376

Cert NYS

1-13167

NYSE

October 24, 2002

OCT 24 2002

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
OCT 31 2002
THOMSON
FINANCIAL P

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, ATWOOD OCEANICS, INC., Preferred Stock Purchase Rights and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on October 24, 2002.

Sincerely,

[signature]